Balance Sheets (USD $)	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2011
CURRENT
Cash	$ 51,413	$ 232,471	$ 114,835
Deferred costs	52,500	32,500	0
Deferred financing costs		0	10,916
Prepaid expenses and other receivables	13,314	7,200	107,704
Total Current Assets	117,227	272,171	233,455
Plant and Equipment	136,834	145,048	18,414
TOTAL ASSETS	254,061	417,219	251,869
CURRENT LIABILITIES
Accounts payable and accrued liabilities	174,263	150,368	568,995
Loan from non-related party	200,000	0
Current portion of Convertible Debentures		0	135,998
Total Current Liabilities	374,263	150,368	704,993
Convertible Debentures	696,607	1,192,639	731,828
Total Liabilities	1,070,870	1,343,007	1,436,821
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 5,000,000 shares authorized, Nil issued and outstanding (2012 - nil)	0	0	0
Common stock, $0.001 par value, 50,000,000 shares authorized, 33,273,913 issued and outstanding (2012 -31,472,433)	33,274	31,472	26,828
Additional Paid-In Capital	18,915,711	18,338,886	16,064,428
Deficit Accumulated During the Development Stage	(19,765,794)	(19,296,146)	(17,276,208)
Total Stockholders' Deficit	(816,809)	(925,788)	(1,184,952)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 254,061	$ 417,219	$ 251,869